Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

10. Accrued Expenses and Other Liabilities

Accrued expenses consist of the following as of December 31, 2021 and 2020:

(In thousands)	2021	2020
Compensation, including bonuses, fringe benefits, and payroll taxes	$11,611	$4,365
Professional fees	3,174	1,623
Current portion of operating lease liabilities	1,120	1,353
Commissions payable	1,168	197
Legal settlement	—	1,225
Total accrued expenses and other liabilities	$17,073	$8,763